United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4539

(Investment Company Act File Number)

Federated Adjustable Rate Securities Fund_

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  8/31/10

Date of Reporting Period:  Quarter ended 11/30/09

Item 1.                      Schedule of Investments

Federated Adjustable Rate Securities Fund

Portfolio of Investments

November 30, 2009 (unaudited)

Principal Amount or Shares		Value
	Adjustable Rate Mortgages – 36.5%
	Federal Home Loan Mortgage Corp. ARM – 8.7%
$6,964,612	3.212%, 7/1/2030	$7,120,466
2,693,913	3.433%, 4/1/2034	2,776,123
2,184,604	3.592%, 4/1/2036	2,261,699
4,878,746	3.605%, 2/1/2036	5,083,224
624,871	3.687%, 4/1/2027	648,110
6,922,683	3.794%, 5/1/2035	7,188,430
1,221,934	4.381%, 1/1/2035	1,255,891
342,846	4.524%, 4/1/2035	353,049
13,094,966	4.627%, 5/1/2035	13,486,113
3,997,370	4.835%, 4/1/2038	4,238,570
156,391	4.976%, 9/1/2020	162,329
9,908,083	5.959%, 7/1/2036	10,329,796
	TOTAL	54,903,800
	Federal National Mortgage Association ARM – 27.5%
11,451,175	1.832%, 3/1/2044	11,520,203
4,632,259	1.882%, 7/1/2042	4,656,630
63,351	2.433%, 10/1/2028	64,822
2,655,681	2.616%, 11/1/2035	2,731,835
2,364,742	2.723%, 5/1/2035	2,424,958
3,765,666	2.769%, 7/1/2034	3,910,923
4,882,057	2.794%, 6/1/2035	5,090,677
14,938,171	2.799%, 10/1/2034	15,441,139
258,925	2.815%, 10/1/2016	264,644
117,282	2.845%, 10/1/2033	121,499
3,910,621	2.924%, 6/1/2033	4,063,452
190,373	2.964%, 2/1/2020	194,821
1,464,219	2.968%, 12/1/2040	1,516,909
4,482,749	3.002%, 1/1/2035	4,675,857
2,471,030	3.090%, 12/1/2033	2,565,233
8,227,423	3.253%, 7/1/2035	8,455,117
6,814,782	3.264%, 7/1/2035	7,025,236
5,802,006	3.286%, 1/1/2036	6,015,265
534,382	3.343%, 5/1/2018	546,163
14,375,093	3.454%, 5/1/2039	14,813,008
5,663,755	3.504%, 12/1/2034	5,780,270
3,935,714	3.579%, 1/1/2035	4,063,880
18,769,719	3.687%, 1/1/2039	19,429,681
5,277,632	3.800%, 7/1/2039	5,481,694
6,129,323	3.842%, 6/1/2034	6,366,148
491,886	3.861%, 7/1/2027	507,812
7,422,810	3.876%, 2/1/2033	7,636,609
3,735,032	3.989%, 2/1/2036	3,867,364
6,752,762	4.061%, 7/1/2036	7,051,764
272,865	4.086%, 2/1/2019	278,447
3,516,971	4.153%, 5/1/2036	3,674,988

Principal Amount or Shares		Value
$639,021	4.294%, 4/1/2034	669,643
2,593,950	4.526%, 5/1/2038	2,715,691
7,842,158	4.715%, 10/1/2035	8,144,615
2,815,700	4.805%, 12/1/2034	2,948,709
	TOTAL	174,715,706
	Government National Mortgage Association ARM – 0.3%
458,507	3.625%, 7/20/2023-9/20/2023	474,081
298,342	4.125%, 11/20/2023-10/20/2029	307,507
38,945	4.250%, 1/20/2030	40,612
1,226,595	4.375%, 1/20/2022-5/20/2029	1,272,962
	TOTAL	2,095,162
	TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $227,900,241)	231,714,668
	Collateralized Mortgage Obligations – 41.2%
	Federal Home Loan Mortgage Corp. REMIC – 14.0%
3,384,861	REMIC 3346 FA, 0.469%, 2/15/2019	3,350,628
3,605,792	REMIC 3001 EA, 0.589%, 3/15/2035	3,553,090
3,334,806	REMIC 3174 FL, 0.589%, 6/15/2036	3,298,234
4,669,292	REMIC 3380 FP, 0.589%, 11/15/2036	4,625,901
3,939,986	REMIC 3179 FP, 0.619%, 7/15/2036	3,889,477
4,470,230	REMIC 2819 F, 0.639%, 6/15/2034	4,417,696
3,371,907	REMIC 3301 MF, 0.639%, 4/15/2037	3,289,897
2,054,277	REMIC 3221 FW, 0.659%, 9/15/2036	2,035,108
2,377,974	REMIC 3213 GF, 0.669%, 9/15/2036	2,347,085
4,514,405	REMIC 3085 UF, 0.689%, 12/15/2035	4,460,835
1,050,118	REMIC 2774 FQ, 0.789%, 4/15/2031	1,051,266
2,346,308	REMIC 2475 FD, 0.789%, 6/15/2031	2,344,340
2,188,611	REMIC 2380 FL, 0.839%, 11/15/2031	2,194,490
11,279,280	REMIC 3550 GF, 0.989%, 7/15/2039	11,235,691
10,000,000	REMIC 3593 CF, 1.000%, 2/15/2036	9,865,000
9,415,036	REMIC MS 1128 F, 1.148%, 7/15/2037	9,426,028
893,044	REMIC 2448 FA, 1.239%, 1/15/2032	901,060
944,866	REMIC 2452 FC, 1.239%, 1/15/2032	953,348
3,066,611	REMIC 2480 NF, 1.239%, 1/15/2032	3,094,576
3,917,358	REMIC 2475 F, 1.239%, 2/15/2032	3,956,828
3,342,860	REMIC 2434 FA, 1.239%, 3/15/2032	3,373,922
1,050,613	REMIC 2470 EF, 1.239%, 3/15/2032	1,060,375
1,034,497	REMIC 2498 AF, 1.239%, 3/15/2032	1,044,110
3,237,878	REMIC 2459 FP, 1.239%, 6/15/2032	3,270,663
	TOTAL	89,039,648
	Federal National Mortgage Association REMIC – 27.2%
7,989,104	REMIC 2005-29 FE, 0.536%, 4/25/2035	7,831,172
9,850,477	REMIC 2005-67 FJ, 0.536%, 8/25/2035	9,673,971
1,782,066	REMIC 2006-11 FB, 0.536%, 3/25/2036	1,745,556
1,425,116	REMIC 2004-27 FM, 0.556%, 7/25/2022	1,420,517
2,453,851	REMIC 2006-20 PF, 0.556%, 11/25/2030	2,423,948
2,063,299	REMIC 2005-67 FM, 0.586%, 8/25/2035	2,011,743
1,867,439	REMIC 2006-81 FA, 0.586%, 9/25/2036	1,840,028
3,844,631	REMIC 2006-8 NF, 0.606%, 3/25/2036	3,783,540
1,713,019	REMIC 2007-15 AF, 0.606%, 3/25/2037	1,676,339

Principal Amount or Shares			Value
$10,325,074		REMIC 2004-28 PF, 0.636%, 3/25/2034	10,200,652
3,522,220		REMIC 2006-76 QF, 0.636%, 8/25/2036	3,472,208
11,814,130		REMIC 2006-103 FB, 0.636%, 10/25/20366	11,690,102
1,412,648		REMIC 2003-90 FL, 0.690%, 3/25/2031	1,411,986
1,180,302		REMIC 2001-57 FA, 0.686%, 6/25/2031	1,174,002
3,496,601		REMIC 2007-88 FY, 0.696%, 9/25/2037	3,496,723
1,848,193		REMIC 2002-52 FG, 0.736%, 9/25/2032	1,843,819
3,114,699		REMIC 2001-32 FA, 0.786%, 7/25/2031	3,117,809
915,386		REMIC 2002-77 FG, 0.788%, 12/18/2032	912,769
2,851,060		REMIC 2007-102 FA, 0.806%, 11/25/2037	2,809,557
1,114,373		REMIC 2001-71 FS, 0.836%, 11/25/2031	1,114,924
14,123,138		REMIC 200966 FA, 0.986%, 9/25/2039	14,056,693
19,616,693		REMIC 2009-87 FX, 0.985%, 11/25/2039	19,561,798
1,550,194		REMIC 2002-8 FA, 0.988%, 3/18/2032	1,559,411
6,051,056		REMIC 2009-78 UF, 1.000%, 10/25/2039	6,034,907
24,516,918		REMIC 2009-87 HF, 1.085%, 11/25/2039	24,451,288
5,120,288		REMIC 2002-7 FG, 1.135%, 1/25/2032	5,159,159
7,704,976		REMIC 2002-58 FG, 1.236%, 8/25/2032	7,791,723
1,252,058		REMIC 2002-60 FH, 1.236%, 8/25/2032	1,264,375
15,229,857		REMIC 2008-69 FB, 1.236%, 6/25/2037	15,249,024
2,491,960		REMIC 2002-77 FA, 1.237%, 12/18/2032	2,516,500
1,037,843		REMIC 1995-17 B, 2.857%, 2/25/2025	1,069,989
		TOTAL	172,366,232
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $259,906,985)	261,405,880
		FDIC GUARANTEED DEBT – 4.3%
		Financial Institution — Finance Noncaptive – 4.3%
12,000,000	[1]	General Electric Capital Corp. Floating Rate Note, 0.225%, 2/8/2010	11,997,742
14,950,000	[1]	General Electric Capital Corp. Floating Rate Note, 0.292%, 12/21/2009	14,972,688
		TOTAL FDIC GUARANTEED DEBT (IDENTIFIED COST $26,939,903)	26,970,430
		Government Agency – 1.9%
12,000,000		Federal National Mortgage Association, 1.500%, 4/26/2012 (IDENTIFIED COST $11,980,352)	12,035,234
		Mortgage-Backed Securities – 14.3%
31,602,918		Federal Home Loan Mortgage Corp., 4.500%, 7/1/2024-9/1/2024	33,143,529
14,413,595		Federal Home Loan Mortgage Corp., 5.000%, 3/1/2023-4/1/2039	15,264,912
16,566,554		Federal Home Loan Mortgage Corp., 5.500%, 8/1/2023-3/1/2039	17,719,358
10,000,000		Federal National Mortgage Association, 4.500%, 4/1/2024	10,494,522
12,385,537		Federal National Mortgage Association, 5.000%, 1/1/2024-3/1/2039	13,065,462
828,040		Federal National Mortgage Association, 5.500%, 9/1/2037	882,288
36,906		Government National Mortgage Association, 8.500%, 1/15/2030	41,885
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $88,581,240)	90,611,956

Principal Amount or Shares			Value
		MUTUAL FUND – 3.6%
22,856,950	[2,3]	Government Obligations Fund, Institutional Shares, 0.06% (AT NET ASSET VALUE)	22,856,950
		TOTAL INVESTMENTS — 101.8% (IDENTIFIED COST $638,165,671)[4]	645,595,118
		OTHER ASSETS AND LIABILITIES - NET — (1.8)%[5]	(11,257,569)
		TOTAL NET ASSETS — 100%	$634,337,549
1	Floating rate note with current rate and next reset date shown.
2	Affiliated company.
3	7-Day net yield.
4	At November 30, 2009, the cost of investments for federal tax purposes was $638,165,671. The net unrealized appreciation of investments for federal tax purposes was $7,429,447. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $7,845,385 and net unrealized depreciation from investments for those securities having an excess of cost over value of $415,938.
5	Assets, other than investments in securities, less liabilities.
  Note: The categories of investments are shown as a percentage of total net assets at November 30, 2009.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and over-the-counter derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
  Level 1 — quoted prices in active markets for identical securities
  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
  The following is a summary of the inputs used, as of November 30, 2009, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgages	$ —	$231,714,668	$ —	$231,714,668
Collateralized Mortgage Obligations	—	261,405,880	—	261,405,880
Corporate Bonds	—	26,970,430	—	26,970,430
Government Agency	—	12,035,234	—	12,035,234
Mortgage-Backed Securities	—	90,611,956	—	90,611,956
Mutual Fund	22,856,950	—	—	22,856,950
TOTAL SECURITIES	$22,856,950	$622,738,168	$ —	$645,595,118
  The following acronyms are used throughout this portfolio:
ARM	— Adjustable Rate Mortgage
REMIC	— Real Estate Mortgage Investment Conduit

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Adjustable Rate Securities Fund

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	January 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	January 22, 2010

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	January 22, 2010